Equity	6 Months Ended
Apr. 30, 2026
Equity [Abstract]
Equity
NOTE 12: EQUITY
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and six months ended April 30, 2026 and

April 30, 2025.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the six months ended

April 30, 2026 April 30, 2025 April 30, 2026 April 30, 2025
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,671,278 $ 24,551 1,752,200 $ 25,528 1,689,496 $ 24,727 1,750,272 $ 25,373
Proceeds from shares issued on exercise
of stock options 488 42 592 44 1,696 150 945 69
Shares issued as a result of dividend
reinvestment plan – – – – – – 1,575 130
Purchase of shares for cancellation and other (19,346) (284) (30,001) (436) (38,772) (568) (30,001) (436)
Balance as at end of period – common shares 1,652,420 $ 24,309 1,722,791 $ 25,136 1,652,420 $ 24,309 1,722,791 $ 25,136
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 49,650 $ 2,850 71,650 $ 3,400 49,650 $ 2,850 91,650 $ 3,900
Redemption of shares – – – – – – (20,000) (500)
Balance as at end of period 49,650 $ 2,850 71,650 $ 3,400 49,650 $ 2,850 71,650 $ 3,400
Other Equity Instruments
1
Balance as at beginning of period 7,251 $ 8,775 6,501 $ 7,738 7,251 $ 8,775 5,751 $ 6,988
Issue of limited recourse capital notes – – – – – – 750 750
Balance as at end of period 7,251 8,775 6,501 7,738 7,251 8,775 6,501 7,738
Balance as at end of period – preferred

shares
and other equity instruments 56,901 $ 11,625 78,151 $ 11,138 56,901 $ 11,625 78,151 $ 11,138
Treasury – common shares 2
Balance as at beginning of period 41 $ (5) 458 $ (38) – $ – 213 $ (17)
Purchase of shares

21,888 (2,899) 34,066 (2,880) 48,916 (6,213) 78,941 (6,384)
Sale of shares (21,560) 2,844 (34,211) 2,892 (48,547) 6,153 (78,841) 6,375
Balance as at end of period – treasury
– common shares 369 $ (60) 313 $ (26) 369 $ (60) 313 $ (26)
Treasury – preferred shares and
other equity instruments 2
Balance as at beginning of period 11 $ (11) 549 $ (51) 29 $ (4) 163 $ (18)
Purchase of shares and other equity instruments

347 (353) 989 (267) 569 (515) 3,442 (1,387)
Sale of shares and other equity instruments (333) 350 (1,397) 290 (573) 505 (3,464) 1,377
Balance as at end of period – treasury
– preferred shares and other equity

instruments
25 $ (14) 141 $ (28) 25 $ (14) 141 $ (28)
For Other Equity Instruments, the number of shares represents the number of notes issued.
2

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On May 27, 2026, the Board approved a dividend

in an amount of one dollar and twelve

cents ($
1.12
) per fully paid common share in the

capital stock of the Bank
for the quarter ending July 31, 2026, payable

on and after July 31, 2026, to shareholders

of record at the close of business on July

10, 2026.
DIVIDEND REINVESTMENT PLAN
The Bank offers a Dividend Reinvestment Plan

(DRIP) for its common shareholders.

Participation in the plan is optional and

under the terms of the plan, cash
dividends on common shares are used

to purchase additional common shares. At

the option of the Bank, the common shares

may be issued from treasury at an
average market price based on the last five

trading days before the date of the dividend

payment, with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

prices.
During the three and six months ended April

30, 2026, the Bank satisfied the DRIP requirements

through open market common share purchases.

During the
three months ended April 30, 2025, the Bank

satisfied the DRIP requirements through open

market common share purchases. During

the six months ended
April 30, 2025, the Bank satisfied the DRIP requirements

through common shares issued from

treasury with
no

discount for the first three months and

open market
common share purchases in the last

three months.
NORMAL COURSE ISSUER BID
On February 24, 2025, the Bank announced

that the Toronto Stock Exchange (TSX) and OSFI had approved a normal course issuer bid (2025 NCIB) to purchase
for cancellation up to 100

million of its common shares for up to $
8

billion. The Bank completed its 2025

NCIB in January 2026, under which it repurchased

and
cancelled $ 8

billion of its common shares.

On January 16, 2026, the Bank announced

that the TSX and OSFI have approved

the Bank’s new normal course issuer bid (2026

NCIB) to repurchase for
cancellation up to $ 7

billion of its common shares, not

to exceed
61

million common shares. The 2026 NCIB

commenced on January 20, 2026, and

will terminate
on (A) the earliest to occur of: (i) January 15,

2027; (ii) the date on which the aggregate

purchase cost of common shares purchased

equals $
7

billion; and (iii) the
date on which the maximum number of

common shares purchasable is reached; or

(B) such earlier date as the Bank may

determine. From the commencement of
the 2026 NCIB on January 20, 2026, to April

30, 2026, the Bank repurchased
23.2

million shares under the program, at an average

price of $
131.51

per share for
a total amount of $ 3.1

billion. During the three months ended

April 30, 2026, the Bank repurchased and

cancelled approximately
19.4

million shares under the
2026 NCIB program, for a total of $ 2.6

billion.